Digital Assets	12 Months Ended
Dec. 31, 2022
Digital Assets Abstract
Digital assets
6.	Digital assets

	As of December 31,
	2021	2022
	RMB’000	RMB’000

BTC	-	626

Total	-	626

Additional information about bitcoin:

For the year ended December 31, 2022, the Group generated bitcoins primarily through mining services. The following table presents additional information about bitcoins for the years ended December 31, 2022 and 2021, respectively:

	As of December 31,
	2021	2022
	RMB’000	RMB’000

Opening balance	-	-
Receipt of bitcoins from mining services	-	16,496
Receipt of bitcoins from hash power rental	-	903
Exchange of BTC into USDT	-	(16,751)
Impairment of bitcoins	-	(22)
Ending balance	-	626

For the years ended December 31, 2022, 2021 and 2020, the Group recognized impairment of RMB 22 ,Nil and Nil against bitcoins, respectively.